The tables below summarize the maturity profile of the Company’s financial liabilities based on contractual undiscounted amounts: (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Loans and financing	R$ 1,374,876	R$ 617,485
Lease liabilities	714,085	447,703	R$ 284,515
Accounts payable to selling shareholders	679,826	518,240
Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Trade payables	59,098	35,743
Loans and financing	1,753,304	698,398
Lease liabilities	1,628,196	1,023,546
Accounts payable to selling shareholders	780,114	534,638
Notes payable	89,950	94,886
Advances from customers	114,585	63,839
Financial liabilities contractual undiscounted	4,425,247	2,451,050
Liquidity risk [member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Trade payables	59,098	35,743
Loans and financing	217,903	125,137
Lease liabilities	103,003	63,092
Accounts payable to selling shareholders	246,059	191,145
Notes payable	15,644	11,083
Advances from customers	114,585	63,839
Financial liabilities contractual undiscounted	756,292	490,039
Liquidity risk [member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Trade payables
Loans and financing	585,686	566,157
Lease liabilities	211,894	131,225
Accounts payable to selling shareholders	445,066	262,340
Notes payable	74,306	83,803
Advances from customers
Financial liabilities contractual undiscounted	1,316,952	1,043,525
Liquidity risk [member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Trade payables
Loans and financing	948,503	4,010
Lease liabilities	204,744	124,114
Accounts payable to selling shareholders	88,989	81,153
Notes payable
Advances from customers
Financial liabilities contractual undiscounted	1,242,236	209,277
Liquidity risk [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Trade payables
Loans and financing	1,212	3,094
Lease liabilities	1,108,555	705,115
Accounts payable to selling shareholders
Notes payable
Advances from customers
Financial liabilities contractual undiscounted	R$ 1,109,767	R$ 708,209